PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) ¥ in Thousands	12 Months Ended
Sep. 30, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Proceeds from sale of buildings	¥ 100,300